Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Schedule of prepaid expenses and other current assets

	September 30,	December 31,
	2017	2016
Prepaid purchase orders	$2,850	$126
Prepaid insurance	662	69
Deposits	237	114
Other receivables	262	94
Prepaid expenses and other current assets	$4,011	$403

Solaris LLC
Schedule of prepaid expenses and other current assets

	2016	2015
Prepaid purchase orders	$126	$200
Prepaid insurance	69	100
Prepaid operating expenses	114	79
Other receivables	94	133
Prepaid expenses and other current assets	$403	$512